Contingencies	6 Months Ended
Jun. 30, 2024
Contingencies [Abstract]
Contingencies
10.	Contingencies
As of June 30, 2024, there were no material contingencies which required adjustment or disclosure in the unaudited condensed consolidated interim financial statements (2023: none).